Earnings Per Share (Tables)	12 Months Ended
Aug. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	For the year ended August 31,
	2016 RMB	2017 RMB	2018 RMB
Numerator used in basic and diluted earnings per share:
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	(36,374)	172,050	246,969

Earnings available for future distribution	(36,374)	172,050	246,969

Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share	96,983,360	104,839,041	122,088,201

Weighted average common shares outstanding used in computing diluted earnings per share	96,983,360	104,839,041	122,186,796

Net (loss) earnings per share
Basic	(0.38)	1.64	2.02
Diluted	(0.38)	1.64	2.02